Leases - Summary of Maturity Analysis of Finance Lease Payments Receivable (Details) - Gross amount - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 2,306,595	₩ 2,378,664
Less : Unearned finance income		(1,057,434)	(1,139,274)
Net investment in finance lease	[1]	1,249,161	1,239,390
Not Later Than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		189,779	181,930
1~2 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		182,743	169,693
2~3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		179,428	166,787
3~4 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		178,074	166,196
4~5 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		168,221	166,965
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 1,408,350	₩ 1,527,093

[1]	Including the present value of unguaranteed residual value amounting to ￦22,910 million and ￦25,521 million, as of December 31, 2022 and 2023, respectively.